Portfolio of Investments
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	27,056	0
Loral Space & Communications, Inc.	6	226
Ziff Davis Holdings, Inc.(a),(b),(c)	553	6
Total		232
Total Communication Services		232
Consumer Discretionary 0.0%
Auto Components 0.0%
Lear Corp.	470	85,187
Total Consumer Discretionary		85,187
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.(b)	1,277	4,508
Total Industrials		4,508
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	6,049,000	0
Total Utilities		0
Total Common Stocks (Cost $331,985)		89,927

Convertible Bonds 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.2%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	342,000	328,765
Total Convertible Bonds (Cost $321,507)			328,765

Corporate Bonds & Notes 93.7%

Aerospace & Defense 1.5%
Moog, Inc.(d)
12/15/2027	4.250%	447,000	456,073
TransDigm, Inc.(d)
12/15/2025	8.000%	745,000	811,395
03/15/2026	6.250%	174,000	184,462
01/15/2029	4.625%	194,000	191,243
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.
06/15/2026	6.375%	997,000	1,031,624
11/15/2027	5.500%	27,000	27,924
Total			2,702,721
Airlines 2.2%
American Airlines, Inc.(d)
07/15/2025	11.750%	311,000	384,553
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2026	5.500%	882,000	917,431
04/20/2029	5.750%	73,091	77,750
Delta Air Lines, Inc.(d)
05/01/2025	7.000%	402,000	462,874
Delta Air Lines, Inc./SkyMiles IP Ltd.(d)
10/20/2028	4.750%	680,000	739,852
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(d)
01/20/2026	5.750%	303,471	321,661
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(d)
06/20/2027	6.500%	1,041,278	1,141,439
Total			4,045,560
Automotive 4.0%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	363,000	372,064
04/01/2027	6.500%	50,000	52,033
Clarios Global LP(d)
05/15/2025	6.750%	311,000	332,194
Ford Motor Co.
04/21/2023	8.500%	271,000	302,173
04/22/2025	9.000%	380,000	460,014
04/22/2030	9.625%	81,000	113,161
Ford Motor Credit Co. LLC
03/18/2024	5.584%	513,000	553,961
11/01/2024	4.063%	178,000	186,659
06/16/2025	5.125%	512,000	552,759
11/13/2025	3.375%	734,000	744,847
08/17/2027	4.125%	712,000	733,925
02/16/2028	2.900%	237,000	227,628
11/13/2030	4.000%	359,000	356,154
IAA Spinco, Inc.(d)
06/15/2027	5.500%	179,000	187,648
KAR Auction Services, Inc.(d)
06/01/2025	5.125%	1,008,000	1,025,841
Panther BF Aggregator 2 LP/Finance Co., Inc.(d)
05/15/2026	6.250%	334,000	354,682
05/15/2027	8.500%	344,000	370,318
Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenneco, Inc.(d)
01/15/2029	7.875%	429,000	481,356
Total			7,407,417
Brokerage/Asset Managers/Exchanges 0.3%
AG Issuer LLC(d)
03/01/2028	6.250%	249,000	260,308
NFP Corp.(d)
05/15/2025	7.000%	229,000	245,560
Total			505,868
Building Materials 0.8%
Beacon Roofing Supply, Inc.(d)
11/01/2025	4.875%	566,000	577,690
11/15/2026	4.500%	514,000	530,770
Core & Main LP(d)
08/15/2025	6.125%	210,000	215,460
Interface, Inc.(d)
12/01/2028	5.500%	134,000	138,543
Total			1,462,463
Cable and Satellite 5.5%
CCO Holdings LLC/Capital Corp.(d)
05/01/2027	5.125%	886,000	936,739
06/01/2029	5.375%	499,000	536,658
03/01/2030	4.750%	1,041,000	1,079,097
02/01/2031	4.250%	178,000	178,355
CSC Holdings LLC(d)
02/01/2028	5.375%	689,000	724,508
02/01/2029	6.500%	236,000	260,724
01/15/2030	5.750%	1,208,000	1,272,392
02/15/2031	3.375%	680,000	640,339
DISH DBS Corp.
07/01/2026	7.750%	1,280,000	1,413,157
Radiate Holdco LLC/Finance, Inc.(d)
09/15/2026	4.500%	584,000	589,428
Sirius XM Radio, Inc.(d)
07/01/2030	4.125%	539,000	539,425
Virgin Media Finance PLC(d)
07/15/2030	5.000%	790,000	792,776
Virgin Media Secured Finance PLC(d)
05/15/2029	5.500%	172,000	183,381
Ziggo BV(d)
01/15/2027	5.500%	724,000	753,813
01/15/2030	4.875%	340,000	347,847
Total			10,248,639
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 2.7%
Axalta Coating Systems LLC(d)
02/15/2029	3.375%	571,000	556,782
Element Solutions, Inc.(d)
09/01/2028	3.875%	539,000	530,778
HB Fuller Co.
10/15/2028	4.250%	326,000	331,119
Illuminate Buyer LLC/Holdings IV, Inc.(d)
07/01/2028	9.000%	104,000	116,800
Ingevity Corp.(d)
11/01/2028	3.875%	872,000	845,785
Innophos Holdings, Inc.(d)
02/15/2028	9.375%	417,000	450,733
PQ Corp.(d)
12/15/2025	5.750%	921,000	945,393
SPCM SA(d)
09/15/2025	4.875%	669,000	687,670
WR Grace & Co.(d)
06/15/2027	4.875%	534,000	552,374
Total			5,017,434
Construction Machinery 1.1%
H&E Equipment Services, Inc.(d)
12/15/2028	3.875%	760,000	738,296
Herc Holdings, Inc.(d)
07/15/2027	5.500%	607,000	645,688
NESCO Holdings II, Inc.(d),(e)
04/15/2029	5.500%	246,000	252,228
Ritchie Bros. Auctioneers, Inc.(d)
01/15/2025	5.375%	301,000	309,649
Total			1,945,861
Consumer Cyclical Services 2.7%
APX Group, Inc.
11/01/2024	8.500%	2,105,000	2,197,250
ASGN, Inc.(d)
05/15/2028	4.625%	755,000	778,069
Frontdoor, Inc.(d)
08/15/2026	6.750%	330,000	350,821
Match Group, Inc.(d)
06/01/2028	4.625%	178,000	181,778
Staples, Inc.(d)
04/15/2026	7.500%	690,000	729,492
Uber Technologies, Inc.(d)
05/15/2025	7.500%	723,000	779,784
Total			5,017,194

2	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 1.0%
CD&R Smokey Buyer, Inc.(d)
07/15/2025	6.750%	496,000	531,620
Mattel, Inc.(d)
04/01/2026	3.375%	82,000	83,928
Mattel, Inc.
11/01/2041	5.450%	328,000	360,659
Prestige Brands, Inc.(d)
04/01/2031	3.750%	183,000	174,931
Spectrum Brands, Inc.
07/15/2025	5.750%	524,000	540,757
Spectrum Brands, Inc.(d)
03/15/2031	3.875%	169,000	165,366
Total			1,857,261
Diversified Manufacturing 1.7%
BWX Technologies, Inc.(d)
07/15/2026	5.375%	259,000	267,844
06/30/2028	4.125%	90,000	91,121
CFX Escrow Corp.(d)
02/15/2026	6.375%	247,000	263,254
Resideo Funding, Inc.(d)
11/01/2026	6.125%	811,000	855,718
TriMas Corp.(d)
10/15/2025	4.875%	126,000	129,135
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	282,000	295,283
WESCO Distribution, Inc.
06/15/2024	5.375%	501,000	511,419
WESCO Distribution, Inc.(d)
06/15/2028	7.250%	630,000	703,373
Total			3,117,147
Electric 5.4%
Calpine Corp.(d)
06/01/2026	5.250%	364,000	374,920
02/15/2028	4.500%	335,000	337,894
Clearway Energy Operating LLC
09/15/2026	5.000%	519,000	536,059
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	1,006,000	1,046,741
02/15/2031	3.750%	1,017,000	977,608
FirstEnergy Corp.
11/15/2031	7.375%	134,000	179,186
07/15/2047	4.850%	153,000	172,411
NextEra Energy Operating Partners LP(d)
09/15/2027	4.500%	2,127,000	2,299,212
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.(d)
06/15/2029	5.250%	320,000	342,949
02/15/2031	3.625%	1,178,000	1,148,905
Pattern Energy Operations LP/Inc.(d)
08/15/2028	4.500%	286,000	290,279
PG&E Corp.
07/01/2028	5.000%	266,000	281,105
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	566,000	611,488
01/15/2030	4.750%	660,000	684,982
Vistra Operations Co. LLC(d)
07/31/2027	5.000%	676,000	697,115
Total			9,980,854
Environmental 1.4%
GFL Environmental, Inc.(d)
06/01/2025	4.250%	1,535,000	1,579,859
08/01/2028	4.000%	376,000	364,302
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	615,000	629,078
Total			2,573,239
Finance Companies 2.7%
Global Aircraft Leasing Co., Ltd.(d),(f)
09/15/2024	6.500%	206,489	197,628
Navient Corp.
06/15/2022	6.500%	890,000	934,924
03/15/2028	4.875%	281,000	275,066
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	1,323,000	1,325,810
Quicken Loans LLC/Co-Issuer, Inc.(d)
03/01/2029	3.625%	760,000	734,896
03/01/2031	3.875%	182,000	175,577
SLM Corp.
10/29/2025	4.200%	173,000	181,613
Springleaf Finance Corp.
03/15/2023	5.625%	515,000	546,621
03/15/2024	6.125%	507,000	547,696
Total			4,919,831
Food and Beverage 3.8%
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	1,247,000	1,287,809
Kraft Heinz Foods Co.
06/04/2042	5.000%	570,000	643,902
06/01/2046	4.375%	357,000	374,042
Kraft Heinz Foods Co. (The)
07/15/2045	5.200%	826,000	959,487

Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Performance Food Group, Inc.(d)
05/01/2025	6.875%	185,000	197,228
Pilgrim’s Pride Corp.(d)
03/15/2025	5.750%	673,000	687,401
Pilgrim’s Pride Corp.(d),(e)
04/15/2031	4.250%	837,000	834,214
Post Holdings, Inc.(d)
03/01/2027	5.750%	436,000	458,554
01/15/2028	5.625%	431,000	454,843
04/15/2030	4.625%	445,000	446,123
09/15/2031	4.500%	570,000	565,125
US Foods, Inc.(d)
02/15/2029	4.750%	182,000	182,536
Total			7,091,264
Gaming 4.2%
Boyd Gaming Corp.(d)
06/01/2025	8.625%	258,000	286,861
Boyd Gaming Corp.
08/15/2026	6.000%	481,000	500,424
Caesars Resort Collection LLC/CRC Finco, Inc.(d)
10/15/2025	5.250%	550,000	552,360
CCM Merger, Inc.(d)
05/01/2026	6.375%	565,000	596,997
Colt Merger Sub, Inc.(d)
07/01/2025	5.750%	261,000	275,397
07/01/2025	6.250%	796,000	848,827
International Game Technology PLC(d)
02/15/2025	6.500%	827,000	907,792
04/15/2026	4.125%	200,000	204,889
Playtika Holding Corp.(d)
03/15/2029	4.250%	383,000	377,340
Scientific Games International, Inc.(d)
10/15/2025	5.000%	901,000	932,898
05/15/2028	7.000%	349,000	373,174
11/15/2029	7.250%	341,000	369,206
Stars Group Holdings BV/Co-Borrower LLC(d)
07/15/2026	7.000%	484,000	506,470
VICI Properties LP/Note Co., Inc.(d)
12/01/2026	4.250%	569,000	582,499
Wynn Las Vegas LLC/Capital Corp.(d)
03/01/2025	5.500%	357,000	376,977
Total			7,692,111
Health Care 6.2%
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	151,000	159,254
04/15/2029	5.000%	205,000	212,635
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avantor Funding, Inc.(d)
07/15/2028	4.625%	348,000	363,930
Charles River Laboratories International, Inc.(d)
05/01/2028	4.250%	251,000	260,080
03/15/2029	3.750%	143,000	143,639
03/15/2031	4.000%	115,000	117,100
CHS/Community Health Systems, Inc.(d)
02/15/2025	6.625%	920,000	974,090
03/15/2026	8.000%	311,000	336,045
Encompass Health Corp.
02/01/2028	4.500%	553,000	566,034
HCA, Inc.
09/01/2028	5.625%	1,106,000	1,271,535
09/01/2030	3.500%	179,000	180,392
Hologic, Inc.(d)
02/01/2028	4.625%	290,000	304,636
IQVIA, Inc.(d)
05/15/2027	5.000%	669,000	706,585
RP Escrow Issuer LLC(d)
12/15/2025	5.250%	865,000	895,141
Select Medical Corp.(d)
08/15/2026	6.250%	1,033,000	1,098,092
Syneos Health, Inc.(d)
01/15/2029	3.625%	274,000	266,484
Teleflex, Inc.
11/15/2027	4.625%	599,000	636,839
Teleflex, Inc.(d)
06/01/2028	4.250%	246,000	254,666
Tenet Healthcare Corp.(d)
01/01/2026	4.875%	1,205,000	1,252,223
11/01/2027	5.125%	355,000	371,314
10/01/2028	6.125%	881,000	917,851
US Acute Care Solutions LLC(d)
03/01/2026	6.375%	216,000	224,032
Total			11,512,597
Healthcare Insurance 0.5%
Centene Corp.
10/15/2030	3.000%	624,000	622,613
03/01/2031	2.500%	236,000	225,224
Total			847,837
Home Construction 1.1%
Meritage Homes Corp.
04/01/2022	7.000%	491,000	515,810
Meritage Homes Corp.(d),(e)
04/15/2029	3.875%	197,000	197,000

4	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shea Homes LP/Funding Corp.(d)
02/15/2028	4.750%	394,000	400,969
Taylor Morrison Communities, Inc./Holdings II(d)
04/15/2023	5.875%	526,000	560,015
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	339,000	374,595
Total			2,048,389
Independent Energy 7.2%
Apache Corp.
11/15/2027	4.875%	263,000	269,429
10/15/2028	4.375%	109,000	108,444
01/15/2030	4.250%	381,000	371,895
09/01/2040	5.100%	140,000	137,338
02/01/2042	5.250%	189,000	188,073
04/15/2043	4.750%	516,000	478,620
Callon Petroleum Co.
07/01/2026	6.375%	823,000	650,356
CNX Resources Corp.(d)
03/14/2027	7.250%	342,000	367,237
01/15/2029	6.000%	211,000	219,197
Comstock Resources, Inc.
08/15/2026	9.750%	179,000	194,726
08/15/2026	9.750%	159,000	172,499
Comstock Resources, Inc.(d)
03/01/2029	6.750%	194,000	202,116
Continental Resources, Inc.(d)
01/15/2031	5.750%	166,000	186,910
CrownRock LP/Finance, Inc.(d)
10/15/2025	5.625%	182,000	185,882
Double Eagle III Midco 1 LLC/Finance Corp.(d)
12/15/2025	7.750%	1,068,000	1,137,617
Encana Corp.
08/15/2034	6.500%	32,000	38,598
Endeavor Energy Resources LP/Finance, Inc.(d)
01/30/2028	5.750%	262,000	276,680
EQT Corp.(g)
02/01/2030	8.750%	623,000	794,393
Hilcorp Energy I LP/Finance Co.(d)
11/01/2028	6.250%	196,000	201,709
02/01/2029	5.750%	461,000	464,771
Indigo Natural Resources LLC(d)
02/01/2029	5.375%	193,000	190,114
Matador Resources Co.
09/15/2026	5.875%	935,000	910,923
MEG Energy Corp.(d)
02/01/2029	5.875%	146,000	146,325
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Newfield Exploration Co.
01/01/2026	5.375%	342,000	376,845
Occidental Petroleum Corp.
08/15/2024	2.900%	757,000	747,625
04/15/2026	3.400%	1,068,000	1,039,171
09/01/2030	6.625%	817,000	918,481
01/01/2031	6.125%	169,000	186,332
09/15/2036	6.450%	199,000	219,248
04/15/2046	4.400%	1,056,000	903,726
Ovintiv, Inc.
11/01/2031	7.200%	75,000	93,553
SM Energy Co.
01/15/2027	6.625%	983,000	903,600
Total			13,282,433
Leisure 3.9%
Carnival Corp.(d)
03/01/2026	7.625%	728,000	782,610
03/01/2027	5.750%	695,000	713,483
08/01/2027	9.875%	328,000	383,206
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	388,000	391,428
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(d)
10/01/2028	6.500%	296,000	317,070
Cinemark USA, Inc.
06/01/2023	4.875%	1,462,000	1,453,541
Cinemark USA, Inc.(d)
03/15/2026	5.875%	464,000	475,388
NCL Corp Ltd.(d)
03/15/2026	5.875%	343,000	346,387
Royal Caribbean Cruises Ltd.
11/15/2022	5.250%	162,000	167,067
Royal Caribbean Cruises Ltd.(d)
06/15/2023	9.125%	517,000	569,392
04/01/2028	5.500%	368,000	369,886
Silversea Cruise Finance Ltd.(d)
02/01/2025	7.250%	568,000	587,743
Six Flags Entertainment Corp.(d)
07/31/2024	4.875%	484,000	489,333
Viking Ocean Cruises Ship VII Ltd.(d)
02/15/2029	5.625%	85,000	85,951
Total			7,132,485
Lodging 0.0%
Marriott Ownership Resorts, Inc.
01/15/2028	4.750%	69,000	69,651

Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 3.2%
Clear Channel International BV(d)
08/01/2025	6.625%	346,000	361,606
Clear Channel Worldwide Holdings, Inc.(d)
08/15/2027	5.125%	541,000	543,705
Diamond Sports Group LLC/Finance Co.(d)
08/15/2026	5.375%	194,000	139,701
08/15/2027	6.625%	178,000	94,884
iHeartCommunications, Inc.(d)
01/15/2028	4.750%	1,251,000	1,262,607
Netflix, Inc.
04/15/2028	4.875%	499,000	564,504
11/15/2028	5.875%	419,000	506,979
05/15/2029	6.375%	92,000	114,518
Netflix, Inc.(d)
11/15/2029	5.375%	320,000	378,217
06/15/2030	4.875%	330,000	379,734
Nielsen Finance LLC/Co.(d)
10/01/2028	5.625%	467,000	491,231
Outfront Media Capital LLC/Corp.(d)
01/15/2029	4.250%	154,000	148,307
03/15/2030	4.625%	891,000	858,489
Total			5,844,482
Metals and Mining 3.4%
Alcoa Nederland Holding BV(d)
09/30/2026	7.000%	298,000	314,456
03/31/2029	4.125%	187,000	188,705
Commercial Metals Co.
02/15/2031	3.875%	55,000	53,973
Constellium NV(d)
02/15/2026	5.875%	716,000	737,883
Constellium SE(d)
06/15/2028	5.625%	334,000	352,279
04/15/2029	3.750%	381,000	363,937
Freeport-McMoRan, Inc.
03/15/2043	5.450%	738,000	886,627
Hudbay Minerals, Inc.(d)
04/01/2029	6.125%	1,736,000	1,849,738
Novelis Corp.(d)
09/30/2026	5.875%	1,423,000	1,489,016
Total			6,236,614
Midstream 6.2%
Cheniere Energy Partners LP(d)
03/01/2031	4.000%	223,000	227,309
Cheniere Energy, Inc.(d)
10/15/2028	4.625%	814,000	848,327
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DCP Midstream Operating LP
04/01/2044	5.600%	716,000	716,028
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	383,000	382,761
EQM Midstream Partners LP(d)
07/01/2027	6.500%	539,000	585,859
01/15/2029	4.500%	547,000	533,263
01/15/2031	4.750%	543,000	526,911
Genesis Energy LP/Finance Corp.
10/01/2025	6.500%	100,000	98,124
02/01/2028	7.750%	186,000	185,989
Holly Energy Partners LP/Finance Corp.(d)
02/01/2028	5.000%	545,000	551,402
NuStar Logistics LP
10/01/2025	5.750%	398,000	426,238
06/01/2026	6.000%	430,000	464,019
Rockies Express Pipeline LLC(d)
05/15/2025	3.600%	266,000	266,371
Rockpoint Gas Storage Canada Ltd.(d)
03/31/2023	7.000%	1,006,000	1,017,485
Sunoco LP/Finance Corp.
02/15/2026	5.500%	716,000	737,721
Superior Plus LP/General Partner, Inc.(d)
03/15/2029	4.500%	226,000	228,224
Targa Resources Partners LP/Finance Corp.
03/01/2030	5.500%	593,000	622,550
Targa Resources Partners LP/Finance Corp.(d)
02/01/2031	4.875%	591,000	598,793
01/15/2032	4.000%	256,000	241,553
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	979,000	982,796
Western Gas Partners LP
07/01/2026	4.650%	1,193,000	1,257,779
Total			11,499,502
Oil Field Services 1.0%
Apergy Corp.
05/01/2026	6.375%	600,000	628,332
Transocean Sentry Ltd.(d)
05/15/2023	5.375%	1,212,354	1,135,023
Total			1,763,355
Other Industry 0.4%
Dycom Industries, Inc.(d),(e)
04/15/2029	4.500%	269,000	269,638

6	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hillenbrand, Inc.
06/15/2025	5.750%	163,000	174,230
03/01/2031	3.750%	228,000	223,325
Total			667,193
Other REIT 0.6%
Ladder Capital Finance Holdings LLLP/Corp.(d)
03/15/2022	5.250%	513,000	516,726
10/01/2025	5.250%	556,000	559,568
Total			1,076,294
Packaging 2.2%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
09/01/2029	4.000%	757,000	757,141
Ardagh Packaging Finance PLC/Holdings USA, Inc.(d)
04/30/2025	5.250%	399,000	419,352
08/15/2027	5.250%	436,000	444,686
Berry Global, Inc.
07/15/2023	5.125%	424,000	428,254
BWAY Holding Co.(d)
04/15/2024	5.500%	548,000	555,382
CANPACK SA/Eastern PA Land Investment Holding LLC(d)
11/01/2025	3.125%	389,000	395,268
Trivium Packaging Finance BV(d)
08/15/2026	5.500%	1,051,000	1,104,633
Total			4,104,716
Pharmaceuticals 2.7%
Bausch Health Companies, Inc.(d)
04/01/2026	9.250%	826,000	914,174
01/31/2027	8.500%	951,000	1,053,313
02/15/2029	5.000%	280,000	278,313
01/30/2030	5.250%	474,000	476,031
02/15/2031	5.250%	407,000	405,330
Catalent Pharma Solutions, Inc.(d)
07/15/2027	5.000%	187,000	195,973
Endo Luxembourg Finance Co I Sarl/US, Inc.(d)
04/01/2029	6.125%	339,000	343,934
Jaguar Holding Co. II/PPD Development LP(d)
06/15/2025	4.625%	338,000	351,956
06/15/2028	5.000%	311,000	323,722
Par Pharmaceutical, Inc.(d)
04/01/2027	7.500%	684,000	727,004
Total			5,069,750
Property & Casualty 0.8%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	1,095,000	1,103,281
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lumbermens Mutual Casualty Co.(d),(h)
12/01/2097	0.000%	30,000	30
Lumbermens Mutual Casualty Co.(h)
Subordinated
07/01/2026	0.000%	645,000	645
MGIC Investment Corp.
08/15/2028	5.250%	112,000	116,615
Radian Group, Inc.
03/15/2025	6.625%	44,000	49,352
03/15/2027	4.875%	262,000	275,843
Total			1,545,766
Restaurants 1.0%
IRB Holding Corp.(d)
06/15/2025	7.000%	1,723,000	1,857,456
Retailers 0.8%
L Brands, Inc.(d)
10/01/2030	6.625%	242,000	276,226
L Brands, Inc.
11/01/2035	6.875%	589,000	699,494
Macy’s Retail Holdings LLC(d)
04/01/2029	5.875%	141,000	144,784
Penske Automotive Group, Inc.
09/01/2025	3.500%	208,000	212,490
PetSmart, Inc./Finance Corp.(d)
02/15/2028	4.750%	170,000	173,865
Total			1,506,859
Supermarkets 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
02/15/2028	5.875%	472,000	503,217
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/15/2026	3.250%	547,000	544,923
SEG Holding LLC/Finance Corp.(d)
10/15/2028	5.625%	189,000	198,181
Total			1,246,321
Technology 5.6%
Black Knight InfoServ LLC(d)
09/01/2028	3.625%	170,000	166,952
Boxer Parent Co., Inc.(d)
10/02/2025	7.125%	233,000	250,460
Camelot Finance SA(d)
11/01/2026	4.500%	505,000	522,247
CDK Global, Inc.
06/01/2027	4.875%	506,000	529,746

Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CommScope Technologies LLC(d)
06/15/2025	6.000%	729,000	743,761
Logan Merger Sub, Inc.(d)
09/01/2027	5.500%	882,000	923,272
NCR Corp.(d)
10/01/2028	5.000%	618,000	624,286
10/01/2030	5.250%	259,000	262,310
NCR Corp.(d),(e)
04/15/2029	5.125%	573,000	578,419
Plantronics, Inc.(d)
05/31/2023	5.500%	1,775,000	1,785,002
03/01/2029	4.750%	739,000	725,769
PTC, Inc.(d)
02/15/2028	4.000%	262,000	270,829
QualityTech LP/QTS Finance Corp.(d)
10/01/2028	3.875%	1,098,000	1,092,759
Sabre GLBL, Inc.(d)
09/01/2025	7.375%	77,000	84,022
Shift4 Payments LLC/Finance Sub, Inc.(d)
11/01/2026	4.625%	648,000	674,090
Switch Ltd.(d)
09/15/2028	3.750%	228,000	224,369
Tempo Acquisition LLC/Finance Corp.(d)
06/01/2025	5.750%	377,000	398,952
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	455,000	445,819
Total			10,303,064
Wireless 2.2%
Altice France SA(d)
02/01/2027	8.125%	661,000	724,327
SBA Communications Corp.
02/15/2027	3.875%	922,000	942,212
Sprint Capital Corp.
11/15/2028	6.875%	724,000	912,516
T-Mobile USA, Inc.
02/15/2029	2.625%	496,000	481,431
02/15/2031	2.875%	275,000	265,835
04/15/2031	3.500%	363,000	364,972
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	438,000	425,563
Total			4,116,856
Wirelines 3.0%
CenturyLink, Inc.
03/15/2022	5.800%	816,000	844,162
04/01/2024	7.500%	2,196,000	2,460,580
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CenturyLink, Inc.(d)
12/15/2026	5.125%	781,000	822,345
02/15/2027	4.000%	389,000	397,241
Front Range BidCo, Inc.(d)
03/01/2027	4.000%	929,000	913,608
Telecom Italia Capital SA
09/30/2034	6.000%	154,000	174,618
Total			5,612,554
Total Corporate Bonds & Notes (Cost $166,063,377)			172,929,038

Foreign Government Obligations(i) 0.3%

Canada 0.3%
NOVA Chemicals Corp.(d)
06/01/2027	5.250%	530,000	556,071
Total Foreign Government Obligations (Cost $541,521)			556,071

Senior Loans 3.8%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.7%
8th Avenue Food & Provisions, Inc.(j),(k)
1st Lien Term Loan
1-month USD LIBOR + 3.500% 10/01/2025	3.611%	1,312,581	1,310,139
Food and Beverage 0.6%
BellRing Brands LLC(j),(k)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/21/2024	4.750%	959,999	964,396
Froneri International Ltd.(j),(k)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% 01/31/2028	5.859%	140,000	141,663
Total			1,106,059
Health Care 0.7%
Surgery Center Holdings, Inc.(j),(k)
Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 09/03/2024	4.250%	1,203,763	1,190,786

8	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.5%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(j),(k)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	2.953%	1,011,151	1,002,071
Technology 1.3%
Ascend Learning LLC(j),(k)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.000%	738,266	734,391
Project Alpha Intermediate Holding, Inc.(j),(k)
Term Loan
1-month USD LIBOR + 4.000% 04/26/2024	4.110%	558,776	556,681
UKG, Inc.(j),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	3.859%	415,670	414,963
1-month USD LIBOR + 3.250% Floor 0.750% 05/04/2026	4.000%	664,664	664,664
Total			2,370,699
Total Senior Loans (Cost $6,976,815)			6,979,754
Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(l),(m)	3,718,276	3,717,904
Total Money Market Funds (Cost $3,717,904)		3,717,904
Total Investments in Securities (Cost: $177,953,109)		184,601,459
Other Assets & Liabilities, Net		(32,715)
Net Assets		184,568,744

Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2021, the total value of these securities amounted to $6, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2021, the total value of these securities amounted to $122,319,424, which represents 66.27% of total net assets.
(e)	Represents a security purchased on a when-issued basis.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2021.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2021, the total value of these securities amounted to $675, which represents less than 0.01% of total net assets.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	The stated interest rate represents the weighted average interest rate at March 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(k)	Variable rate security. The interest rate shown was the current rate as of March 31, 2021.
(l)	The rate shown is the seven-day current annualized yield at March 31, 2021.
Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(m)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	8,503,952	19,510,933	(24,296,981)	—	3,717,904	—	1,547	3,718,276
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2021

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1QT7011_03_L01_(03/21)